Registration No. ____________



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549





                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

         Pre-Effective Amendment No. 1                               [X]

         Post-Effective Amendment No. ___                            [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

         Amendment No. 1                                             [X]




                             DAVIS PARK SERIES TRUST
               (Exact name of registrant as specified in charter)



                     P.O. Box 6919, Moraga, California 94570
                    (Address of principal executive offices)

                  Registrant's Telephone Number: (800) 394-5064



           Nicholas D. Gerber, P.O. Box 6919, Moraga, California 94570
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                  McDonald, Hopkins, Burke & Haber Co., L.P.A.
     2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114



Approximate date of proposed public offering: January 1, 2001

                                   Prospectus

                      Ameristock Large Company Growth Fund

                          Ameristock Focused Value Fund

                                  P.O. Box 6919
                                Moraga, CA 94570
                                 (800) 394-5064
                               www.ameristock.com


         Minimum Investment:                         $1,000
         Sales Charge:                               None, 100% No-Load
         12(b)1 Fee:                                 None
         Redemption Fee:
            Ameristock Large Company
              Growth Fund:                           None
            Ameristock Focused Value Fund            1.00% if shares redeemed
                                                     within 3 years of purchase

Ameristock Large Company Growth Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing primarily in equity securities of large capitalization companies headquartered in the United States.

Ameristock Focused Value Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing primarily in equity securities of companies of all sizes headquartered in the United States.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                 January 1, 2001

                                TABLE OF CONTENTS

                       Risk/Return Summary - Ameristock
                       Large Company Growth Fund___
                       Risk/Return Summary - Ameristock
                       Focused Value Fund___
                       Fees and Expenses___
                       How to Buy Shares___
                       How to Redeem Shares___
                       Net Asset Value___
                       Investment Management___
                       Dividends and Taxes___
                       Other Information___
              ----------------------------------------------------

RISK/RETURN SUMMARY - AMERISTOCK LARGE COMPANY GROWTH FUND

Investment Objective

The investment objective of Ameristock Large Company Growth Fund is to seek capital appreciation.

Principal Investment Strategies

Ameristock Large Company Growth Fund pursues its investment objective principally by investing in equity securities of large capitalization companies headquartered in the United States. Generally, a large capitalization company is one with a market capitalization of at least $15 billion. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock.

This Fund emphasizes a "growth" style of investing. In selecting equity securities, the Fund will seek to invest in companies which the Adviser believes have the potential for superior long term capital appreciation due to accelerated earnings or revenue growth. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.


Under normal conditions, this Fund will invest at least 80% of the value of its total assets in accordance with the investment strategies described above. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.


This Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, thus resulting in a higher "portfolio turnover" rate than other mutual funds. A higher portfolio turnover rate will result in (i) increased brokerage commissions payable by the Fund and
(ii) higher amounts of realized investment gain subject to the payment of taxes by shareholders.


Principal Risks

Investment in Ameristock Large Company Growth Fund is subject to the following principal risks:

                  The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

                  The stock market is subject to significant  fluctuations  in
                  value  as  a  result  of   political,   economic   and  market
                  developments. If the stock market declines in value, the Fund is likely to decline in value.

                  Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

                  "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

                  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


                  The Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.


Bar Chart and Performance Table

A bar chart and performance table is not provided since this Fund has not had annual returns for a full calendar year.


RISK/RETURN SUMMARY - AMERISTOCK FOCUSED VALUE FUND

Investment Objective

The investment objective of Ameristock Focused Value Fund is to seek capital appreciation.

Principal Investment Strategies

Ameristock Focused Value Fund pursues its investment objective principally by investing in equity securities of companies of all sizes headquartered in the United States. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock.


This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other companies will be considered attractive investments. This Fund may also invest in companies which the Fund's investment adviser believes are being undervalued by the securities markets due to operating losses, litigation or other circumstances which may have depressed share prices. However, to a lesser extent the Fund will often also invest in certain "growth" stocks when the Adviser believes that such stocks are being undervalued by the securities markets. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.


This Fund also may invest in corporate debt securities of United States headquartered companies which the Adviser believes have the capacity for capital appreciation, either (i) because such debt securities are currently trading below par or (ii) because the Adviser believes that interest rates are about to decline. Such debt securities may be of any maturity and may include investment grade securities (those rated within the top four categories of safety according to rating service companies) as well as lower rated securities (including securities in the lowest categories of safety and even unrated securities), sometimes referred to as "junk bonds," which have speculative characteristics. The Fund will sell a corporate debt security when the Adviser believes that such security is no longer likely to appreciate in value.

Under normal conditions, this Fund will invest at least 65% of the value of its total assets in equity securities. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.


Principal Risks

Investment in Ameristock Focused Value Fund is subject to the following principal risks:

                  The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.


                  The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.


                  Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.



                  While this Fund invests in both smaller and larger companies, the smaller companies in which this Fund invests are especially sensitive to the factors described above due to certain characteristics of smaller companies such as absence of depth of management, insufficient funds necessary for growth or potential development and limited product or credit lines. Therefore, smaller companies may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of this Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of this Fund to above average risk.



                  There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.


                  "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

                  This Fund's  portfolio  will also be exposed to the  following
                  additional   risks  in  connection  with  its  investments  in
                  corporate debt securities:



                  - Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. Prices of debt securities having longer maturities are particularly susceptible to increasing interest rates. The net asset value of this Fund may decrease during periods of rising interest rates.


                  - An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, this Fund will lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

                  - Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.


                  - The Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.


                  This Fund is a "non-diversified" fund. The Fund is considered "non-diversified" because, compared to other funds, a higher percentage of the Fund's assets may be invested in the shares of a limited number of companies. The Fund's portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a "diversified" fund.


                  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Bar Chart and Performance Table
A bar chart and performance table is not provided since this Fund has not had annual returns for a full fiscal year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of either Fund.

Shareholder Fees (fees paid directly from your investment)

                                                    Large Company  Focused Value
                                                     Growth Fund       Fund
Maximum Sales Charge (Load) Imposed on Purchases        None           None
Maximum Deferred Sales Charge (Load)                    None           None
Redemption Fee                                          None           1.00%*

                    *Payable only if shares redeemed within 3 years of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                   Large Company   Focused Value
                                                    Growth Fund        Fund
          Management Fees                             1.00%[*]         1.35%[*]
          Distribution (12b-1) Fees                   0.00%            0.00%
          Other Expenses                              0.00%[**]        0.00%[**]
          Total Annual Fund Operating Expenses        1.00%            1.35%


         *The Fund's Investment Adviser has agreed to pay all operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.



         **"Other Expenses" are based on estimates for the current fiscal year.


Example: This Example is intended to help you compare the cost of investing in either Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 year             3 years
Large Company Growth Fund                      $102               $318
Focused Value Fund                             $237               $428


HOW TO BUY SHARES


Shares of each Fund are purchased at the net asset value per share (as described in "Net Asset Value" below) next determined after receipt by the Fund's Transfer Agent of your investment in proper form as described below. There are no sales charges. The minimum initial investment is $1,000 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) is $100.


To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to Ameristock Large Company Growth Fund or Ameristock Focused Value Fund, to:

         Mutual Shareholder Services
         1301 East Ninth Street, Suite 1005
         Cleveland, Ohio 44114

To purchase shares by wire, transmit funds to:

         Firstar Bank, N.A.
         Cinti/Trust
         ABA#: 0420-0001-3
         F/F/C Account No. ___________________
         Ameristock Mutual Fund
         DDA __________________ (Star Bank Trust)

Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation.

Each investment in a Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. Neither Fund is responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Ameristock Corporation.

Each Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.


HOW TO REDEEM SHARES

General

You may redeem (sell) your shares at any time. Each Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. The redemption price per share is the net asset value determined as described under "Net Asset Value", less any applicable redemption fee as described below under "Redemption Fee". Because net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.


Redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.


Each Fund reserves the right to suspend or postpone redemptions during any period: (i) when trading on the New York Stock Exchange is restricted, (ii) when, as a result of an emergency, it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption Fee - Ameristock Focused Value Fund

A redemption fee of 1% payable to and retained by Ameristock Focused Value Fund is imposed on any redemption of shares within three years of the date of purchase. The 1% fee is imposed on the net asset value of the redeemed shares at the time of purchase. No redemption fee will be imposed on shares acquired through reinvestment of dividends or capital gain distributions or on increases in the net asset value of an investor's shares above the net asset value at the time of purchase.

In determining whether a redemption fee is applicable to a redemption, the calculation will be made in a manner that results the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of shares above the total amount of payments for the purchase of shares made during the preceding year; then of amounts representing shares purchased more than three years prior to the redemption; and finally, of amounts representing the cost of shares purchased within three years prior to the redemption.

No redemption fees are payable by shareholders of Ameristock Large Company Growth Fund.

Redemption by Mail

Each Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

         Ameristock Mutual Funds
         Mutual Shareholder Services
         1301 East Ninth Street, Suite 1005
         Cleveland, Ohio 44114

The redemption request must:

         1.       Include your name and account number.

         2. Specify the name of the Fund from which shares are to be redeemed.

         3. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

         4. Be signed by all owners exactly as their names appear on the account.

         5.       Include  a  signature   guarantee   from  any  "eligible
                  guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account,
                  (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities
                  exchanges,   registered  securities   associations  clearin
                  agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling either Fund at (800) 394-5064. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request. Neither Fund nor the Transfer Agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Fund, the Transfer Agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephone redemption procedures.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.


NET ASSET VALUE

Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of a Fund is computed by dividing the value of such Fund's net assets by the total number of shares of such Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations.

Each Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when such Fund does not price its shares. As a result, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem such Fund's shares.


INVESTMENT MANAGEMENT

Each Fund has retained as its investment adviser Ameristock Corporation (the "Adviser"), an investment management organization. Since 1995, the Adviser has acted as the investment adviser to Ameristock Mutual Fund, Inc., another mutual fund. The Adviser manages the investments of each Fund and is responsible for the overall management of the business affairs of the Fund. The Adviser's address is P.O. Box 6919, Moraga, California 94570.


As compensation for its services the Adviser receives an annual fee of 1% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets. The Adviser pays all of the operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.

The portfolio managers of Ameristock Large Company Growth Fund are Andrew Ngim and Robert Nguyen. Mr. Ngim has been a Managing Director of Ameristock Corporation since 1999 and was a benefits consultant with PriceWaterhouseCoopers from 1994 to 1999. Previously, he was employed as a stockbroker and stock analyst with a regional investment banking firm and as an investment consultant with a third party pension administrator. Mr. Nguyen has been a Managing Principal of Ameristock Corporation since 2000 and from 1995 to 1999 was an institutional specialist at Charles Schwab and Co., Inc. Previously, Mr. Nguyen was an equity portfolio manager with Bank of America and a stockbroker and stock analyst with Morgan Stanley Dean Witter.


The portfolio managers of Ameristock Focused Value Fund are Nicholas D. Gerber and Howard Mah. Mr. Gerber has been the Chairman and portfolio manager of Ameristock Mutual Fund, Inc. since its incorporation in 1995 and previously was an equity portfolio manager with Bank of America. Mr. Mah has been a tax and financial consultant in private practice since 1995 and has been a portfolio manager for the Adviser since January 1, 2001.



DIVIDENDS AND TAXES

Each Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in such Fund as of the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares , unless you elect cash payments on the Application to Buy Shares.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Each Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains. Generally, distributions from each Fund are expected to be primarily capital gains distributions. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


OTHER INFORMATION

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 has been retained to act as the custodian of each Fund's investments.


Maxus Information Systems (dba Mutual Shareholder Services) 1301 East Ninth Street, Suite 1005, Cleveland, Ohio 44114, is the transfer agent and dividend paying agent of each Fund.



McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected to serve as independent certified public accountants of each Fund and, as such, audits the annual financial statements of each Fund.


McDonald, Hopkins, Burke & Haber Co., L.P.A., 2100 Bank One Center, 600 Superior Avenue, East, Cleveland, OH 44114-2653, is legal counsel to each Fund and the Adviser.

                          AMERISTOCK LARGE COMPANY FUND

                          AMERISTOCK FOCUSED VALUE FUND

A Statement of Additional Information ("SAI") dated January 1, 2001 is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge and to make shareholder inquires, call either Fund at (800) 394-5064 or visit the Fund's Internet site at http://www.ameristock.com.


Information about each Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can call 202-942-8090 for information on the Public Reference Room's operations and copying charges.


         Ameristock Mutual Funds
         P.O. Box 6919
         Moraga, California 94570

         Investment Adviser
         Ameristock Corporation
         P.O. Box 6919
         Moraga, California 94570

         Custodian
         Firstar Bank, N.A.
         Cincinnati, OH

         Transfer Agent
         Mutual Shareholder Services
         Cleveland, Ohio

         Legal Counsel
         McDonald, Hopkins, Burke & Haber Co., L.P.A.
         Cleveland, Ohio

         Independent Auditor
         McCurdy & Associates CPAs, Inc.
         Westlake, Ohio


Investment Company Act File No. 811-10141

                            APPLICATION TO BUY SHARES

Please check one of the following boxes:

                      Ameristock Large Company Growth Fund
                      Ameristock Focused Value Fund

     Mail to: Minimum Investments:
     Ameristock Mutual Funds                     Initial:  $1,000
     1301 East Ninth Street                      Subsequent:  $ 100
     Suite 1005
     Cleveland, OH 44114

----------------------------                -----------------------------------
Owner                                       Joint Owner

----------------------------                -----------------------------------
Address                                     Social Security or Tax Id Number

----------------------------                -----------------------------------
City State Zip                              Daytime Phone Number

If more than one owner is listed above, then shares will be registered as joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

         This investment represents an:

         ____     Initial investment payable to: Ameristock Large Company Growth
                  Fund or Ameristock Focused Value Fund:    Amount $________

         ____     Investment wired to account:              Amount $________

All income dividends and capital gains distributions will be reinvested in additional shares as stated in the Prospectus unless the box below is checked.

         ____ Please pay all income dividends and capital gains distributions in cash.

I am a U.S. Citizen [Yes] [No] (circle one)

The Internal  Revenue  Service (IRS)  requires each taxpayer to provide a Social
Security  or  Taxpayer   Identification   Number  and  to  make  the   following
certifications. I certify under penalty of perjury that:

         1.       The Social Security or Tax ID number stated above is correct.
         2.       I am not subject to backup withholding because:*
                  a) The IRS has not informed me that I am subject to backup withholding.
                  b) The IRS has notified me that I am no longer subject to backup withholding.

* If this statement is not true and you are subject to backup withholding, cross out Section 2. I/We, the undersigned, have received a copy of the current Prospectus of the Ameristock Large Company Growth Fund/Ameristock Focused Value Fund and are purchasing Fund shares in accordance with its provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the applicable Fund, if the application is accepted. This application cannot be processed unless accompanied by payment.

---------------------------
Signature of Owner /Date

                      AMERISTOCK LARGE COMPANY GROWTH FUND

                          AMERISTOCK FOCUSED VALUE FUND


STATEMENT OF ADDITIONAL INFORMATION

January 1, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Ameristock Large Company Growth Fund and Ameristock Focused Value Fund (each "Fund" and collectively, the "Funds") dated January 1, 2001. To obtain a copy of the Prospectus, without charge, please write to the Funds at P.O. Box 6919, Moraga, CA 94570 or call (800) 394-5064.

                                TABLE OF CONTENTS

                   Investments and Risks                     1
                   Management Agreement                      6
                   Management of the Fund                    7
                   Ownership of Shares                       8
                   Portfolio Turnover                        8
                   Portfolio Transactions and Brokerage      8
                   Share Redemptions                         8
                   Taxation of the Fund                      9
                   Performance Information                   9
                   Additional Information                   11



                              INVESTMENTS AND RISKS

Classification

Ameristock Large Company Growth Fund is a diversified, open-end management investment company. Ameristock Focused Value Fund is a non-diversified, open-end management investment company.

Information on Each Fund's Investments

Each Fund has an investment objective of seeking capital appreciation. The principal investment strategies used by each Fund to pursue this objective, together with the principal risks of investing in each Fund, are described in the Prospectus under the headings "Risk/Return Summary - Ameristock Large Company Growth Fund" and "Risk/Return Summary - Ameristock Focused Value Fund".

Described  below  are  (i)  certain  other  investment   strategies   (including
strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:

Securities Lending. Securities lending allows each Fund to retain ownership of the securities loaned out and, at the same time, to earn additional income. Each Fund may lend its portfolio securities constituting up to 30% of its net assets. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will only be made to U.S. or foreign banks or broker-dealers which have been rated within the two highest grades assigned by Standard & Poor's or Moody's, or which have been determined by the Investment Adviser to be of equivalent quality. Furthermore, securities will only be lent if, in the judgement of the Investment Adviser, the consideration to be earned from such loans justify the risk.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Risks of securities lending are (i) loss of rights in the loaned securities should the borrower fail financially and (ii) investment losses on the loaned securities.

Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Investment Adviser determines the liquidity of each Fund's investments and, through reports from the Investment Adviser, the Board of Trustees monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Investment Adviser may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). The Fund may not invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities.

Foreign Exposure. Each Fund may invest in (i) stocks of U.S. headquartered companies having substantial foreign operations or (ii) foreign stocks. These stocks involve certain inherent risks that are different from those of other companies, including political or economic instability of the foreign country or countries, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these stocks may be subject to greater price fluctuations than securities of other companies.

Options. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security or index (in the case of a call option) or to sell a specified security or index (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. Each Fund may write a call or put option only if the option is "covered". This means so long as the Fund is obligated as the writer of a call option, it will hold the underlying security subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as on the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instruments on which they are purchased or sold.

A Fund's purchase of a put option on a security might be designated to protect its holdings in the underlying instrument (or, in some cases a similar instrument) against substantial declines in the market value by giving the Fund the right to sell such instrument at the option exercise price. A Fund's purchase of a call option on a security or index might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The value of the underlying securities on which the options may be written at any one time will not exceed 15% of either Fund's total assets. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase.

Even though a Fund will receive the option premium to help protect it against a loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Futures. Each Fund's use of options and financial futures thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management, or other portfolio management purposes. Typically, maintaining a futures contract requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified asset (initial margin) which is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation or maintenance margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on a futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential variation or maintenance margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into offsetting transactions but there can be no assurance that the position can be offset prior to settlement at an advantageous price, not that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the value of the face amount of the open futures contracts and options thereon would exceed 25% of the Fund's total assets.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position was closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption or normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Segregated Accounts. Futures contracts, options, and options on futures contracts require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Fixed Income Securities. Each Fund may invest in fixed income securities (corporate debt securities, bank certificates of deposit, bank checking account, and U.S. Government and Agency obligations). All of Ameristock Large Company Growth Fund's fixed income securities must be rated within the top three categories of safety according to rating service companies like Standard & Poor's, Moody's, Fitch, or Duff & Phelps at the time of the investment or, if not rated, must then be determined by the Investment Adviser to be of comparable quality. Fixed income securities prices fluctuate inversely with interest rate movements. Other fixed income risk factors include default risk.

High-Yield Securities - Ameristock Focused Value Fund. Ameristock Focused Value Fund may, from time to time, invest in lower-rated securities (rated BBB or lower by Standard & Poor's Corporation Rating Service) or in unrated securities, when, in the view of the Adviser, such investments are consistent with the Fund's investment objective. Certain risk factors that investors should recognize as being associated with the Adviser's discretion to invest in such securities are set forth below.

In general, when interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Prices of lower-rated securities (also sometimes referred to as "high-yield" securities) have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities.

The values of lower-rated securities tend to reflect individual corporate developments to a greater extent than higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Further, securities rated BB or lower by Standard & Poor's are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. In some cases, such securities are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to receive payments when senior securities are in default or to recover full principal. Many issuers of lower-rated corporate debt securities are substantially leveraged, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Upon any default, the Fund may incur additional expenses to the extent it is required to seek recovery of the payment of principal or interest on the relevant portfolio holding.

In addition, lower-rated securities may tend to trade in markets that are relatively less liquid than the market for higher rated securities. It is thus possible that the Fund's ability to dispose of such securities, when its investment adviser deems it desirable to do so, may be limited. The lack of a liquid secondary market may also have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to met the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. In addition, a less liquid market may interfere with the ability of the Fund to accurately value lower-rated securities and, consequently, value the Fund's assets. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

The market for "high-yield" fixed-income securities has not weathered a major economic recession and it is unknown what effect a recession might have on such securities. It is likely, however, that any such recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn would adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Standard & Poor's Corporation ("S&P") is a private service that provides rates of the credit quality of debt obligations. These ratings represents S&P's opinion as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its ratings may be reduced.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. To the extent that a Fund invests in other investment companies, an investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying investment companies in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses.

Policies

Unless otherwise noted, whenever an investment policy states a maximum percentage of either Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such a standard or percentage will be determined immediately after and as a result of such Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with such Fund's investment objectives and policies.

Each Fund's fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. The following are the fund's fundamental investment policies set forth in their entirety. The Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         2. purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

         3. issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

         4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

         5. act as an underwriter of securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities;

         7. (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin.

         8. purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

         9. make loans, except the Fund may (i) purchase and hold debt securities in accordance with its investment objective and policies, and (ii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.


The foregoing restrictions, as well as each Fund's investment objective of seeking capital appreciation, are fundamental policies that may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of (a) more than 50% of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.



MANAGEMENT AGREEMENT

Each Fund employs the Investment Adviser to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.


MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their business addresses and their principal occupations during the past five years are set forth below. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Investment Adviser are indicated by an asterisk (*).

Name and Business Address       Age          Position Held with Fund        Principal Occupation for Last Five Years
-------------------------      -----     ------------------------------     -----------------------------------------

Nicholas D. Gerber*             (38)     Chairman, President, Treasurer     President Ameristock Corporation,
P.O. Box 6919                                      and Trustee              Portfolio Manager of the Fund.
Moraga, CA 94570                                                            Portfolio Manager with Bank of America
                                                                            helping to manage over $250 million in
                                                                            commingled and mutual fund accounts
                                                                            (1993-1995).

Stephen J. Marsh                (47)                 Trustee                Vice-President with FMV Opinions, Inc.
P.O. Box 6919                                                               (1998-Present).  Managing Director,
Moraga, CA 94570                                                            The Mentor Group (1991-1998).

Alev Efendioglu, PhD.           (58)                 Trustee                Professor of Management and Small
P.O. Box 6919                                                               Business Institute Director, McLaren
Moraga, CA 94570                                                            School of Business, University of San
                                                                            Francisco (1977-Present).

The Trustees of the Fund who are employees or Trustees of the Investment Adviser receive no compensation from the Fund. Each of the other Trustees is paid an annual retainer of $1.00 and is reimbursed for the expenses of attending meetings.


Each Fund and the Investment Adviser have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics permits personnel subject to the Code to invest in securities that may be purchased or held by the Fund, except that each such person may not purchase or sell any security which, to his actual knowledge at the time of such purchase or sale (a) is being considered for purchase or sale by the Fund or (b) is being purchased or sold by the Fund.



OWNERSHIP OF SHARES


The only person known by the Funds to be holders of record or beneficially of 5% or more of the shares of either Fund as of November 3, 2000 was Ameristock Corporation, which owned 100% of the shares of each Fund.



As of November 3, 2000, all Officers and Trustees as a group beneficially owned 100% of the outstanding shares of each Fund. The shares of each Fund owned by Ameristock Corporation are deemed to be beneficially owned by Nicholas
D. Gerber, Chairman of the Fund and the President and majority shareholder of Ameristock Corporation.



PORTFOLIO TURNOVER

While it is difficult to predict, the Investment Adviser expects that the annual portfolio turnover rate will not exceed 100% for Ameristock Large Company Growth Fund and 200% for Ameristock Focused Value Fund. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund and negotiation of its brokerage commission rate are made by the Investment Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each transaction, the Investment Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified, determined in good faith by the Investment Adviser, by other aspects of the portfolio execution services offered such as research, economic data, and statistical information about companies and industries, non-inclusive.


SHARE REDEMPTIONS

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; for any period during which an emergency exists as a result of (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; and (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

The value of shares of each Fund on redemption may be more or less than the shareholder's cost, depending upon market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Fund to pay for redemption's in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

TAXATION OF THE FUNDS

Each Fund intends to qualify each year as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company will result in each Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.


PERFORMANCE INFORMATION

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Each Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, each Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

From time to time, each Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market or certificate of deposit accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time advertising materials for the Fund may refer to, or include commentary by the Fund's portfolio managers relating to their respective investment strategies, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for the Funds may include information concerning retirement and investing for retirement, including information provided by the Social Security Administration, and may refer to the approximate number of then current Fund shareholders.

Each Fund may compare its performance to various capital markets such as common stocks, long-term government bonds, Treasury bills, and the U.S. rate of inflation as these figures are provided by Ibbotsen Associates and other independent organizations. Each Fund may also use the performance of these capital markets in order to demonstrate general risk versus reward investment scenarios. In addition, each Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares may be more or less than their original cost.

Total returns quoted in advertising reflect all aspects of a Fund's return including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, the Fund's performance is not consistent over time, but changes from year to year, and that average annual returns represent figures as opposed to the actual year-to-year performance of the Fund. The formula for determining annual average total return expressed as a percentage is:

                  T = (ERV/P) 1/n - 1

         Where:

                  T = average  annual  total return
                  P = a  hypothetical  initial investment  of  $1,000
                  n = number  of  years.
                  EVR = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage change or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their component parts of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contribution to total return.


ADDITIONAL INFORMATION

Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment advisor, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

Firstar Bank, N.A., Cincinnati, Ohio, is the custodian of the assets of each Fund. The custodian is responsible for the safekeeping of each Fund's assets and the appointment of sub-custodians and clearing agencies. The custodian takes no part in determining the investment policies of either Fund or in deciding which securities are purchased or sold by each Fund. Each Fund may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Investment Adviser, its Officers and Directors, and the Fund's Trustees may from time to time have transactions with various banks, including banks servings as custodians for assets advised by the Investment Adviser. There have been no transactions of this sort to date with the Custodian.

The Financial Statements of the Fund included in this Statement of Additional Information have been so included in reliance on the report of McCurdy & Associates, Inc., independent certified public accountant, given on the authority of that firm as experts in accounting and auditing.


Financial Statements to follow this page

To The Shareholders and Trustees
Davis Park Series Trust:

We have audited the accompanying statement of assets and liabilities of Davis Park Series Trust (comprising, respectively, Ameristock Large Company Growth Fund and Ameristock Focused Value Fund) as of November 6, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of November 6, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective portfolios constituting the Davis Park Series Trust as of November 6, 2000, in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 6, 2000

                             DAVIS PARK SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 6, 2000

                                                  Ameristock         Ameristock
                                                 Large Company        Focused
                                                  Growth Fund        Value Fund

ASSETS:
    Cash in Bank                                    $10,000            $90,000
                                                    -------            -------
         Total Assets                               $10,000            $90,000
                                                    -------            -------


LIABILITIES:                                        $     0            $     0
                                                    -------            -------
         Total Liabilities                          $     0            $     0
                                                    -------            -------

NET ASSETS                                          $10,000            $90,000
                                                    -------            -------

NET ASSETS CONSIST OF:
    Capital Paid In                                 $10,000            $90,000
                                                    -------            -------

OUTSTANDING SHARES                                   666.67             6,000.00

NET ASSET VALUE PER SHARE                            $15.00            $15.00

OFFERING PRICE PER SHARE                             $15.00            $15.00








                          See Accountants' Audit Report

                             DAVIS PARK SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                November 6, 2000


1.  ORGANIZATION
        Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment adviser, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

        The primary investment objective of the Ameristock Large Company Growth Fund is to seek capital appreciation.

        The primary investment objective of the Ameristock Focused Value Fund is to seek capital appreciation.

        Each Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 666.67 shares of Ameristock Large Company Growth Fund and 6,000.00 shares of Ameristock Focused Value Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
        The only person known by the Funds to be holders of record or beneficially of 5% or more of the shares of either Fund as of November 6, 2000 was Ameristock Corporation, which owned 100% of the shares of each Fund.

        As of November 6, 2000, all Officers and Trustees as a group beneficially owned 100% of the outstanding shares of each Fund. The shares of each Fund owned by Ameristock Corporation are deemed to be beneficially owned by Nicholas D. Gerber, Chairman of the Fund and the President and majority shareholder of Ameristock Corporation.

        Each Fund employs Ameristock Corporation (the "Investment Adviser") to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment
        Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

        In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other

                             DAVIS PARK SERIES TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                November 6, 2000


 2.  RELATED PARTY TRANSACTIONS (Cont'd)
        persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

        The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

        For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.

3.  CAPITAL STOCK AND DISTRIBUTION
        At November 6, 2000 paid in capital amounted to $10,000 for Ameristock Large Company Growth Fund and $90,000 for Ameristock Focused Value Fund. Transactions in capital stock were as follows:

                                                 Ameristock         Ameristock
                                               Large Company         Focused
                                                Growth Fund         Value Fund

          Shares Sold                             666.67             6,000.00

          Shares Redeemed                              0                    0
                                                ----------           ----------

          Net Increase                            666.67             6,000.00
                                                ----------           ----------

          Shares Outstanding                      666.67             6,000.00
                                                ----------           ----------

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits.

                  Exhibit           Description

                     a              Declaration of Trust[*]

                     b              By-Laws[*]

                     c              None

                     d              Management Agreement[*]

                     e              None

                     f              None

                     g              Custody Agreement[*]

                     h(1)           Transfer Agent Agreement[*]

                     h(2)           Accounting Services Agreement[*]

                     i              Opinion and [Consent]

                     j              Consent of Independent Auditors

                     k              None

                     l              Subscription Agreement

                     m              None

                     n              Financial Data Schedule

                     p              Code of Ethics

[*Previously filed].

Item 24. Persons Controlled by or Under Common Control with Registrant.

                  The Fund and the Adviser may be deemed to be under common control of Nicholas D. Gerber, the Chairman of the Fund and President of the Adviser.

Item 25. Indemnification.
                  Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust filed as Exhibit a. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

                  None.

Item 27. Principal Underwriters.

                  Not applicable.

Item 28. Location of Accounts and Records.

                  All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 127 Devin Road, Moraga, California 94556 and the Transfer Agent at The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Firstar Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 29. Management Services.

                  Not applicable.

Item 30. Undertakings.

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Moraga, State of California, on the 10th day of November, 2000.


                                                DAVIS PARK SERIES TRUST


                                                By: Nicholas D. Gerber, Chairman


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                       Title                            Date

 Nicholas D. Gerber       Chairman, President, Treasurer       November 10, 2000
                                  and Trustee

 Alev Efendioglu, PhD               Trustee                    November 10, 2000

 Stephen J. Marsh                   Trustee                    November 10, 2000

                                   Exhibit i




                                                              November ___, 2000

Davis Park Series Trust
P.O. Box 6919
Moraga, California 94570


         Re:      Davis Park Series Trust

Gentlemen:

         We have acted as counsel for Davis Park Series Trust, a Delaware business trust (the "Trust"), in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of each of
(i) the Ameristock Large Company Growth Fund Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Ameristock Large Company Growth Fund, a separate investment portfolio of the Trust, and (ii) the Ameristock Focused Value Fund Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Ameristock Focused Value Fund, a separate investment portfolio of the Trust. Except as otherwise indicated, capitalized terms used herein shall have the same meanings ascribed to such terms in the Agreement. The law covered by the opinions expressed herein is limited to the laws of the State of Delaware and the federal laws of the United States.

         In rendering the opinion expressed herein, we have examined executed originals, counterparts, or copies thereof of all such records of the Trust, such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deemed necessary as a basis for the opinions expressed in this letter, including, without limitation, the Certificate of Trust, the Agreement and Declaration of Trust (the "Declaration of Trust"), the Bylaws of the Trust and the records and proceedings of the Trustees of the Trust from the date of formation of the Trust.

         As to questions of fact material to the opinions expressed herein, we have relied upon, and assumed the accuracy of, such certificates, records, searches and other documents that we have reviewed in connection with giving the opinions expressed herein. We have assumed that there are no other facts, conditions or circumstances which conflict with or are inconsistent with those set forth in any of the foregoing. With respect to such matters, we have not made any independent investigation or verification of the information contained therein for purposes of this opinion letter. In rendering the opinions expressed herein, we have not conducted any investigation into the types of businesses and activities in which any party engages or the manner in which any party conducts its business as would enable us to render any opinion (and, accordingly, we express no opinion) as to the applicability to any party of any federal or state law or regulation not of general applicability to business trusts.

         In connection with rendering the opinions expressed herein, we have with your permission assumed, without independent investigation, the following:
(i) the legal capacity of natural persons, the absence of duress, fraud and undue influence of all signatures on documents submitted to us, and the absence of mutual mistake of fact or misunderstanding; (ii) the genuineness of all signatures on documents submitted to us; and (iii) the authenticity, completeness and accuracy of all documents, materials and records submitted to us as originals and the conformity to authentic original documents of all documents, materials and records submitted to us as certified, conformed or photostatic copies

         Based upon and subject to the assumptions and qualifications set forth herein, we are of the opinion that The Shares, when issued pursuant to the terms, provisions and conditions of the Declaration of Trust and in the Registration Statement, and upon receipt of the full authorized consideration therefor in cash, will be validly issued, fully paid and non-assessable by the Trust.

         The opinions expressed herein are given as of the date hereof and speak as of only that date. We assume no obligation to advise you of any changes in facts or law or of anything coming to our attention bearing upon the accuracy of or completeness of any assumption, whether or not material, which may be brought to our attention at a later date.

         The opinions expressed in this letter are intended solely for your use in the above-described transaction and may not be reproduced, filed publicly or relied upon by any other persons or entities for any purpose without the express written consent of the undersigned.


                                                     Very truly yours,



                                                     McDonald, Hopkins,
                                                      Burke & Haber Co., L.P.A.

                                    Exhibit j

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


         As independent public accountants, we hereby consent to the use of our report dated November 6, 2000 in Davis Park Series Trust's Pre-Effective Amendment Number 1 and to all references to our firm included in or made a part of this Pre-Effective Amendment.





         McCurdy & Associates CPA's, Inc.
         Westlake, Ohio
         November 6, 2000

                                    EXHIBIT l

                             AMERISTOCK CORPORATION
                                 P.O. Box 6919
                                Moraga, CA 94570

                                                               November 6, 2000

Davis Park Series
P.O. Box 6919
Moraga, CA 94570

         Re:      Subscription Agreement

Gentlemen:

         We are purchasing from you today (i) 666.67 shares of Ameristock Large Company Growth Fund, a portfolio of Davis Park Series Trust, a Delaware business trust (the "Trust"), at a price of $15.00 per share, and (ii) 6,000 shares of Ameristock Focused Value Fund, a separate portfolio of the Trust, at a price of $15.00 per share, for an aggregate price of $100,000 to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

         We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                                   Very truly yours,

                                                   AMERISTOCK CORPORATION



                                                   By:
                                                       -------------------------
                                                   Nicholas D. Gerber, President

                                    EXHIBIT P

                                 CODE OF ETHICS
                      AMERISTOCK LARGE COMPANY GROWTH FUND
                          AMERISTOCK FOCUSED VALUE FUND


Section 1 - Definitions

(a) "Fund" means Ameristock Large Company Growth Fund or Ameristock Focused Value Fund.

(b) "Access person" means any director, officer, general partner, or advisory person of the Fund.

(c) "Advisory person" means (i) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security.

(d) A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

(e) "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

(f) "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act.

(g) "Disinterested trustee" means a trustee of the Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act.

(h) "Purchase or sale of a security" includes, inter alia, the writing of an option to purchase or sell a security.

(i) "Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers' acceptances, bank certificates of deposit, commercial paper and such other money market instruments as designated by the Board of Trustees.

Section 2 - Exempted Transactions

The prohibitions of Section 3 of this Code shall not apply to:

(a) purchases or sales effected in any account over which the access person has no direct or indirect influence or control;

(b) purchases or sales of securities which are not eligible for purchase or sale by the Fund;

(c) purchases or sales which are non-volitional on the part of either the access person or the Fund;

(d)      purchases which are part of an automatic dividend reinvestment plan;
         and

(e) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

Section 3 - Prohibited Purchases and Sale

No access person shall purchase or sell, directly or indirectly, any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which to his actual knowledge at the time of such purchase or sale:

(a)      is being considered for purchase or sale by the Fund; or

(b)      is being purchased or sold by the Fund.

The effective date for the prohibited purchases and sale shall be two weeks after the acquisition of any such actual knowledge.

Section 4 - Reporting

(a) Every access person shall report to the Fund the information described in Section 4(b) of this Code with respect to transactions in any security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security; provided, however, that an access person shall not be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence.

(b) Every report shall be made not later than 15 business days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

         (i) the date of the transaction, the title and the number of shares, and the principal amount of each security involved;

         (ii) the nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

         (iii)    the price at which the transaction was effected; and

         (iv) the name of the broker, dealer or bank with or through whom the transaction was effected.

(c) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

As an alternative to the above reports, an access person may direct the brokerage firm to send duplicate monthly account statements of said brokerage accounts to the compliance officer.

Section 5 - Sanctions

Upon discovering a violation of this Code, the Board of Trustees of the Fund may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.